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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2009 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 5.8%
		Exchange-Traded Funds: 5.8%
10,500		SPDR Trust Series 1		$1,108,380
		Total Exchange-Traded Funds
		(Cost $862,999)		1,108,380

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 73.0%
		Federal Home Loan Mortgage Corporation##: 11.8%
$2,366,000	^, Z	1.850%, due 09/15/11		$2,282,303
				2,282,303
		Federal National Mortgage Association##: 25.3%
5,000,000	^, Z	1.240%, due 05/15/11		4,900,390
				4,900,390
		Other U.S. Agency Obligations: 35.9%
4,164,000	Z	Financing Corp., 1.710%, due 10/06/11		4,022,985
3,000,000	^, Z	Tennessee Valley Authority, 1.360%, due 07/15/11		2,927,934
				6,950,919
		Total U.S. Government Agency Obligations
		(Cost $13,844,060)		14,133,612
U.S. TREASURY OBLIGATIONS: 19.3%
		U.S. Treasury STRIP COUPON: 19.3%
3,799,000	S, Z	0.840%, due 08/15/11		3,739,983
		Total U.S. Treasury Obligations
		(Cost $3,647,516)		3,739,983
		Total Long-Term Investments
		(Cost $18,354,575)		18,981,975

Shares				Value
SHORT-TERM INVESTMENTS: 2.0%
		Affiliated Mutual Fund: 2.0%
391,000	S	ING Institutional Prime Money Market Fund - Class I		$391,000
		Total Short-Term Investments
		(Cost $391,000)		391,000
		Total Investments in Securities
		(Cost $18,745,575)*	100.1%	$19,372,975
		Other Assets and Liabilities - Net	(0.1)	(12,420)
		Net Assets	100.0%	$19,360,555

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$627,400
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$627,400

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$1,108,380	$—	$—	$1,108,380
U.S. Government Agency Obligations	—	14,133,612	—	14,133,612
U.S. Treasury Obligations	—	3,739,983	—	3,739,983
Short-Term Investments	391,000	—	—	391,000
Total Investments, at value	$1,499,380	$17,873,595	$—	$19,372,975
Other Financial Instruments++ :
Futures	6,210	—	—	6,210
Total Assets	$1,505,590	$17,873,595	$—	$19,379,185

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2009 (Unaudited) (continued)

ING GET U.S. Core Portfolio Series 5 Open Futures Contracts on September 30, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	5	12/18/09	$6,210
			$6,210

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2009:

Derivatives Fair Value*
Equity contracts	$6,210
Total	$6,210

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2009 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 5.1%
		Exchange-Traded Funds: 5.1%
18,300		SPDR Trust Series 1		$1,931,748
		Total Exchange-Traded Funds
		(Cost $1,504,084)		1,931,748

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.7%
		Federal Home Loan Mortgage Corporation##: 33.9%
$13,368,000	^^, Z	1.860%, due 09/15/11		$12,895,159
				12,895,159
		Federal National Mortgage Association##: 13.5%
2,500,000	^, Z	1.620%, due 11/15/11		2,415,533
2,840,000	^, Z	2.000%, due 02/12/12		2,709,894
				5,125,427
		Other U.S. Agency Obligations: 24.3%
1,666,000	Z	Financing Corp., 1.750%, due 11/30/11		1,604,470
2,638,000	Z	Financing Corp., 1.770%, due 12/06/11		2,538,700
5,169,000		Resolution Funding Corp., Interest STRIP, 0.940%, due 10/15/11		5,071,327
				9,214,497
		Total U.S. Government Agency Obligations
		(Cost $26,563,280)		27,235,083
U.S. TREASURY OBLIGATIONS: 22.4%
		U.S. Treasury STRIP COUPON: 22.4%
8,764,000	Z	1.100%, due 02/15/12		8,538,476
		Total U.S. Treasury Obligations
		(Cost $8,240,968)		8,538,476
		Total Long-Term Investments
		(Cost $36,308,332)		37,705,307

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
350,000		ING Institutional Prime Money Market Fund - Class I		$350,000
		Total Short-Term Investments
		(Cost $350,000)		350,000
		Total Investments in Securities
		(Cost $36,658,332)*	100.1%	$38,055,307
		Other Assets and Liabilities - Net	(0.1)	(54,485)
		Net Assets	100.0%	$38,000,822

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $36,687,223.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,368,084
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,368,084

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$1,931,748	$—	$—	$1,931,748
U.S. Government Agency Obligations	—	27,235,083	—	27,235,083
U.S. Treasury Obligations	—	8,538,476	—	8,538,476
Short-Term Investments	350,000	—	—	350,000
Total Investments, at value	$2,281,748	$35,773,559	$—	$38,055,307

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2009 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 3.8%
		Exchange-Traded Funds: 3.8%
9,400		SPDR Trust Series 1		$992,264
		Total Exchange-Traded Funds
		(Cost $772,590)		992,264

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.4%
		Federal Home Loan Mortgage Corporation##: 10.8%
$3,000,000	^, Z	2.380%, due 07/15/12		$2,810,529
				2,810,529
		Federal National Mortgage Association##: 34.3%
9,358,000	Z	2.110%, due 03/15/12		8,891,279
				8,891,279
		Other U.S. Agency Obligations: 11.3%
3,000,000	Z	Resolution Funding Corp., Interest STRIP, 0.940%, due 10/15/11		2,943,312
				2,943,312
		Total U.S. Government Agency Obligations
		(Cost $14,398,666)		14,645,120
U.S. TREASURY OBLIGATIONS: 26.8%
		U.S. Treasury STRIP COUPON: 26.8%
7,139,000	Z	1.100%, due 02/15/12		6,955,292
		Total U.S. Treasury Obligations
		(Cost $6,714,624)		6,955,292
OTHER BONDS: 12.2%
		Foreign Government Bonds: 12.2%
3,300,000	Z	Israel Government International Bond, 1.690%, due 05/15/12		3,158,189
		Total Other Bonds
		(Cost $2,935,661)		3,158,189
		Total Long-Term Investments
		(Cost $24,821,541)		25,750,865

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
260,000		ING Institutional Prime Money Market Fund - Class I		$260,000
		Total Short-Term Investments
		(Cost $260,000)		260,000
		Total Investments in Securities
		(Cost $25,081,541)*	100.2%	$26,010,865
		Other Assets and Liabilities - Net	(0.2)	(43,303)
		Net Assets	100.0%	$25,967,562

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $25,097,369.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$969,546
		Gross Unrealized Depreciation		(56,050)
		Net Unrealized Appreciation		$913,496

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$992,264	$—	$—	$992,264
U.S. Government Agency Obligations	—	14,645,120	—	14,645,120
U.S. Treasury Obligations	—	6,955,292	—	6,955,292
Foreign Government Bonds	—	3,158,189	—	3,158,189
Short-Term Investments	260,000	—	—	260,000
Total Investments, at value	$1,252,264	$24,758,601	$—	$26,010,865

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2009 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 6.6%
		Exchange-Traded Funds: 6.6%
10,000		SPDR Trust Series 1		$1,055,600
		Total Exchange-Traded Funds
		(Cost $821,904)		1,055,600

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 85.4%
		Federal Home Loan Mortgage Corporation##: 16.8%
$2,831,000	^, Z	2.170%, due 03/15/12		$2,685,648
				2,685,648
		Federal National Mortgage Association##: 17.9%
3,000,000	Z	2.110%, due 03/15/12		2,850,378
				2,850,378
		Other U.S. Agency Obligations: 50.7%
4,118,000	Z	Financing Corp., 2.030%, due 03/26/12		3,917,289
4,342,000	Z	Resolution Funding Corp., 1.430%, due 04/15/12		4,187,303
				8,104,592
		Total U.S. Government Agency Obligations
		(Cost $13,327,965)		13,640,618
U.S. TREASURY OBLIGATIONS: 7.4%
		U.S. Treasury STRIP COUPON: 7.4%
1,219,000	Z	1.390%, due 08/15/12		1,171,253
		Total U.S. Treasury Obligations
		(Cost $1,133,954)		1,171,253
		Total Long-Term Investments
		(Cost $15,283,823)		15,867,471

Shares				Value
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
133,000		ING Institutional Prime Money Market Fund - Class I		$133,000
		Total Short-Term Investments
		(Cost $133,000)		133,000
		Total Investments in Securities
		(Cost $15,416,823)*	100.2%	$16,000,471
		Other Assets and Liabilities - Net	(0.2)	(29,482)
		Net Assets	100.0%	$15,970,989

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$603,301
		Gross Unrealized Depreciation		(19,653)
		Net Unrealized Appreciation		$583,648

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$1,055,600	$—	$—	$1,055,600
U.S. Government Agency Obligations	—	13,640,618	—	13,640,618
U.S. Treasury Obligations	—	1,171,253	—	1,171,253
Short-Term Investments	133,000	—	—	133,000
Total Investments, at value	$1,188,600	$14,811,871	$—	$16,000,471

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2009 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.6%
		Exchange-Traded Funds: 4.6%
5,700		SPDR Trust Series 1		$601,692
		Total Exchange-Traded Funds
		(Cost $468,485)		601,692

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 84.6%
		Federal Home Loan Mortgage Corporation##: 18.2%
$2,555,000	Z	2.540%, due 09/15/12		$2,373,669
				2,373,669
		Federal National Mortgage Association##: 26.7%
3,716,000	^, Z	2.340%, due 07/15/12		3,485,474
				3,485,474
		Other U.S. Agency Obligations: 39.7%
3,000,000	Z	Financing Corp., 2.440%, due 10/06/12		2,791,269
2,500,000	Z	Resolution Funding Corp., Interest STRIP, 1.650%, due 07/15/12		2,389,800
				5,181,069
		Total U.S. Government Agency Obligations
		(Cost $10,868,134)		11,040,212
U.S. TREASURY OBLIGATIONS: 10.0%
		U.S. Treasury STRIP COUPON: 10.0%
1,355,000	Z	1.390%, due 08/15/12		1,301,926
		Total U.S. Treasury Obligations
		(Cost $1,252,849)		1,301,926
		Total Long-Term Investments
		(Cost $12,589,468)		12,943,830

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
130,000		ING Institutional Prime Money Market Fund - Class I		$130,000
		Total Short-Term Investments
		(Cost $130,000)		130,000
		Total Investments in Securities
		(Cost $12,719,468)*	100.2%	$13,073,830
		Other Assets and Liabilities - Net	(0.2)	(28,547)
		Net Assets	100.0%	$13,045,283

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $12,722,844.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$350,986
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$350,986

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$601,692	$—	$—	$601,692
U.S. Government Agency Obligations	—	11,040,212	—	11,040,212
U.S. Treasury Obligations	—	1,301,926	—	1,301,926
Short-Term Investments	130,000	—	—	130,000
Total Investments, at value	$731,692	$12,342,138	$—	$13,073,830

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 76.1%
		Federal Home Loan Mortgage Corporation##: 24.8%
$2,895,000	^, Z	2.700%, due 01/15/13		$2,650,815
				2,650,815
		Federal National Mortgage Association##: 19.0%
2,222,000	^, Z	2.720%, due 01/15/13		2,033,968
				2,033,968
		Other U.S. Agency Obligations: 32.3%
1,200,000	Z	Financing Corp., 2.440%, due 10/06/12		1,116,508
2,500,000	Z	Resolution Funding Corp., 1.990%, due 01/15/13		2,343,885
				3,460,393
		Total U.S. Government Agency Obligations
		(Cost $7,865,704)		8,145,176
U.S. TREASURY OBLIGATIONS: 23.6%
		U.S. Treasury STRIP COUPON: 0.8%
92,000	Z	6.751%, due 11/15/12		87,602

		U.S. Treasury STRIP PRINCIPAL: 22.8%
2,551,000	Z	1.470%, due 11/15/12		2,437,274
		Total U.S. Treasury Obligations
		(Cost $2,525,259)		2,524,876
		Total Long-Term Investments
		(Cost $10,390,963)		10,670,052

Shares				Value
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
58,000		ING Institutional Prime Money Market Fund - Class I		$58,000
		Total Short-Term Investments
		(Cost $58,000)		58,000
		Total Investments in Securities
		(Cost $10,448,963)*	100.3%	$10,728,052
		Other Assets and Liabilities - Net	(0.3)	(27,754)
		Net Assets	100.0%	$10,700,298

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$280,021
		Gross Unrealized Depreciation		(932)
		Net Unrealized Appreciation		$279,089

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$8,145,176	$—	$8,145,176
U.S. Treasury Obligations	—	2,524,876	—	2,524,876
Short-Term Investments	58,000	—	—	58,000
Total Investments, at value	$58,000	$10,670,052	$—	$10,728,052

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 87.8%
		Federal Home Loan Mortgage Corporation##: 20.8%
$3,000,000	^, Z	2.700%, due 01/15/13		$2,746,959
				2,746,959
		Federal National Mortgage Association##: 20.8%
3,000,000	^^, Z	2.700%, due 02/21/13		2,740,197
				2,740,197
		Other U.S. Agency Obligations: 46.2%
1,210,000	Z	Financing Corp., 2.750%, due 05/11/13		1,099,171
2,392,000	Z	Financing Corp., 3.030%, due 09/26/13		2,131,042
2,073,000	Z	Resolution Funding Corp., 1.990%, due 01/15/13		1,943,549
1,000,000	Z	Resolution Funding Corp., Interest STRIP, 2.100%, due 04/15/13		929,788
				6,103,550
		Total U.S. Government Agency Obligations
		(Cost $11,435,560)		11,590,706
U.S. TREASURY OBLIGATIONS: 11.3%
		U.S. Treasury STRIP COUPON: 11.3%
1,575,000	^, Z	1.680%, due 02/15/13		1,488,405
		Total U.S. Treasury Obligations
		(Cost $1,433,370)		1,488,405
		Total Long-Term Investments
		(Cost $12,868,930)		13,079,111

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
150,000		ING Institutional Prime Money Market Fund - Class I		$150,000
		Total Short-Term Investments
		(Cost $150,000)		150,000
		Total Investments in Securities
		(Cost $13,018,930)*	100.2%	$13,229,111
		Other Assets and Liabilities - Net	(0.2)	(29,749)
		Net Assets	100.0%	$13,199,362

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $13,025,796.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$282,353
		Gross Unrealized Depreciation		(79,038)
		Net Unrealized Appreciation		$203,315

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$11,590,706	$—	$11,590,706
U.S. Treasury Obligations	—	1,488,405	—	1,488,405
Short-Term Investments	150,000	—	—	150,000
Total Investments, at value	$150,000	$13,079,111	$—	$13,229,111

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2009 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 3.3%
		Exchange-Traded Funds: 3.3%
5,700		SPDR Trust Series 1		$601,692
		Total Exchange-Traded Funds
		(Cost $468,485)		601,692

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 85.0%
		Federal Home Loan Mortgage Corporation##: 11.0%
$2,291,000	Z	3.160%, due 09/15/13		$2,033,233
				2,033,233
		Federal National Mortgage Association##: 25.0%
5,140,000	^, Z	3.040%, due 07/15/13		4,601,780
				4,601,780
		Other U.S. Agency Obligations: 49.0%
4,850,000	Z	Financing Corp., 2.800%, due 06/06/13		4,390,705
4,981,000	Z	Resolution Funding Corp., Interest STRIP, 2.100%, due 04/15/13		4,631,274
				9,021,979
		Total U.S. Government Agency Obligations
		(Cost $15,293,275)		15,656,992
U.S. TREASURY OBLIGATIONS: 10.9%
		U.S. Treasury STRIP COUPON: 0.4%
83,000	Z	1.720%, due 05/15/13		77,862
		U.S. Treasury STRIP PRINCIPAL: 10.5%
2,057,000	Z	1.780%, due 05/15/13		1,930,945
		Total U.S. Treasury Obligations
		(Cost $2,017,384)		2,008,807
		Total Long-Term Investments
		(Cost $17,779,144)		18,267,491
		Total Investments in Securities
		(Cost $17,779,144)*	99.2%	$18,267,491
		Other Assets and Liabilities - Net	0.8	141,882
		Net Assets	100.0%	$18,409,373

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $17,781,247.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$498,711
		Gross Unrealized Depreciation		(12,467)
		Net Unrealized Appreciation		$486,244

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Exchange-Traded Funds	$601,692	$—	$—	$601,692
U.S. Government Agency Obligations	—	15,656,992	—	15,656,992
U.S. Treasury Obligations	—	2,008,807	—	2,008,807
Total Investments, at value	$601,692	$17,665,799	$—	$18,267,491

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.5%
		Federal Home Loan Mortgage Corporation##: 19.5%
$7,356,000	^^, Z	3.230%, due 11/15/13		$6,479,349
				6,479,349
		Federal National Mortgage Association##: 19.8%
7,528,000	^, Z	3.245%, due 01/15/14		6,582,077
				6,582,077
		Other U.S. Agency Obligations: 39.2%
7,150,000	Z	Financing Corp., 3.010%, due 11/11/13		6,328,121
7,464,000	Z	Resolution Funding Corp., Interest STRIP, 2.610%, due 01/15/14		6,703,075
				13,031,196
		Total U.S. Government Agency Obligations
		(Cost $25,143,472)		26,092,622
U.S. TREASURY OBLIGATIONS: 20.7%
		U.S. Treasury STRIP COUPON: 20.7%
7,481,000	Z	2.035%, due 11/15/13		6,865,134
		Total U.S. Treasury Obligations
		(Cost $6,875,360)		6,865,134
		Total Long-Term Investments
		(Cost $32,018,832)		32,957,756

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
326,000		ING Institutional Prime Money Market Fund - Class I		$326,000
		Total Short-Term Investments
		(Cost $326,000)		326,000
		Total Investments in Securities
		(Cost $32,344,832)*	100.2%	$33,283,756
		Other Assets and Liabilities - Net	(0.2)	(67,216)
		Net Assets	100.0%	$33,216,540

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $32,391,064.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$949,150
		Gross Unrealized Depreciation		(56,458)
		Net Unrealized Appreciation		$892,692

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$26,092,622	$—	$26,092,622
U.S. Treasury Obligations	—	6,865,134	—	6,865,134
Short-Term Investments	326,000	—	—	326,000
Total Investments, at value	$326,000	$32,957,756	$—	$33,283,756

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 73.1%
		Federal National Mortgage Association##: 47.7%
$20,000,000	^^, Z	3.330%, due 07/15/14		$17,212,660
4,500,000	Z	3.340%, due 07/05/14		3,874,352
16,000,000	^, Z	3.340%, due 05/15/14		13,834,784
				34,921,796
		Other U.S. Agency Obligations: 25.4%
21,067,000	Z	Resolution Funding Corp., Interest STRIP, 2.820%, due 07/15/14		18,528,553
				18,528,553
		Total U.S. Government Agency Obligations
		(Cost $51,069,053)		53,450,349
U.S. TREASURY OBLIGATIONS: 10.5%
		U.S. Treasury STRIP COUPON: 10.5%
8,568,000	Z	2.400%, due 05/15/14		7,700,807
		Total U.S. Treasury Obligations
		(Cost $7,395,044)		7,700,807
OTHER BONDS: 15.9%
		Foreign Government Bonds: 15.9%
3,666,000	Z	Israel Government International Bond, 2.960%, due 03/15/14		3,233,313
9,724,000	Z	Israel Government International Bond, 3.130%, due 08/15/14		8,421,062
		Total Other Bonds
		(Cost $11,647,493)		11,654,375
		Total Investments in Securities
		(Cost $70,111,590)*	99.5%	$72,805,531
		Other Assets and Liabilities - Net	0.5	380,945
		Net Assets	100.0%	$73,186,476

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,701,850
		Gross Unrealized Depreciation		(7,909)
		Net Unrealized Appreciation		$2,693,941

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$53,450,349	$—	$53,450,349
U.S. Treasury Obligations	—	7,700,807	—	7,700,807
Foreign Government Bonds	—	11,654,375	—	11,654,375
Total Investments, at value	$—	$72,805,531	$—	$72,805,531

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009